Benefit Plans (Summary Of Value Of Options Granted And Exercised) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average grant-date fair value of options granted (per share)	$ 0.00	$ 0.00	$ 19.05
Intrinsic value of options exercised during the year (in millions)	$ 8.7	$ 17.8	$ 17.2